BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION	6 Months Ended
Jun. 30, 2025
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION

NOTE 3 — BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION

Investment in Ruikede Xiamen

Ruikede Xiamen was established in the PRC with limited liability on July 17, 2019 and was an indirect 80%-owned subsidiary of Baide Suzhou and the remaining 20% equity interest is owned by Wang Jing. On November 25, 2022, Baide Suzhou entered into an equity transfer agreement and purchased the remaining 20% equity interest of Ruikede Xiamen for consideration of nil, holding 100% of Ruikede Xiamen equity interest. Such transfer was registered on December 2, 2022. As of December 31, 2022, the non-controlling interests which amounted to $3,350 corresponding to the remaining 20% of equity interest of Ruikede Xiamen was transferred to the additional paid in capital. The total assets and net assets of Ruikede Xiamen as of December 31, 2024 were both $0.2 million. The total assets and net assets of Ruikede Xiamen as of June 30, 2025 were all $0.2 million.

Reverse Recapitalization

On the Closing Date, (i) of the 29,411,765 original Baird Medical Investment Holdings Limited Shareholders ordinary shares, 20,588,236 Ordinary Shares to be held by Baird Medical Investment Holdings Limited at Closing (70% of 29,411,765 shares) were fully vested and freely tradable and 8,823,529 Ordinary Shares to be held by Baird Medical Investment Holdings Limited at Closing (30% of 29,411,765 shares) shall be subject to vesting and forfeiture (the “Baird Medical Earnout Shares”): (a)The Baird Medical Earnout Shares shall become fully vested if prior to the eighth anniversary of the Effective Time, the VWAP of PubCo Ordinary Shares is greater than or equal to $12.50 (the “Price Target”) over any 20 trading days within any 30-day trading period. (b)In the event that there is a Change of Control of PubCo prior to the eighth anniversary of the Effective Time, and the corresponding valuation of PubCo Ordinary Shares implied by that Change of Control is greater than or equal to the Price Target, the Baird Medical Earnout Shares shall become fully vested immediately prior to such Change of Control (“Conversion of original Baird Medical Investment Holdings Limited Shareholders ordinary shares”). (ii)5,750,000 shares of ExcelFin Class A Common Stock held by the Sponsor or its assignees converted for in exchange for an equal number of shares of the Company upon the Closing of the Business Combination. However, 1,350,000 of the ordinary shares (the “Sponsor Earnout Shares”) will not vest unless and until within the fifth anniversary of the closing of the Business Combination (a) the volume weighted average price of the Ordinary Shares on Nasdaq is greater than or equal to $12.50 per share over any 20 trading days within any 30-day trading period or (b) a change of control of Baird Medical occurs(“Conversion of SPAC Sponsor ordinary shares”). (iii) 278,406 Ordinary Shares converted from the aggregate outstanding balance of certain working capital loans provided to ExcelFin by the Sponsor and its affiliates at a conversion price of $10.20 per share(“Conversion of Working capital loan ordinary shares”);(iv) 288,454 Ordinary Shares to the public stockholders of ExcelFin in exchange for an equal number of shares of Class A common stock, par value $0.0001 per share(“Conversion of Public Shareholders ordinary shares”);(v) Upon the consummation of the Business Combination, outstanding ExcelFin Warrants were converted into corresponding warrants to purchase an aggregate of 11,500,000 Ordinary Shares. The Assumed Public Warrants will not become exercisable until 30 days after the Closing, and will expire five years after the completion of the Business Combination. Each Assumed Public Warrant entitles the holder thereof to purchase one Ordinary Share at a price of US$11.50 per whole share, subject to adjustment. The redeemable warrants to acquire one Ordinary Share at an exercise price of $11.50 per Ordinary Share (“Warrants”) are trading on the Nasdaq Capital Market (“Nasdaq”) under the symbol “BDMD W”.

On September 30, 2024, Baird Medical entered into a Subscription Agreement (the “PIPE”) with Grand Fortune Capital, LLC(“GFC”), pursuant to which Baird Medical issued to GFC at the Closing 290,000 Series A convertible preferred shares, par value $0.0001 per share, of Baird Medical (the “Series A Preferred Shares”), for a purchase price of $2.9 million (the “GFC Subscription Amount”). The GFC Subscription Amount was paid concurrently with the Closing.

The number of ordinary shares issued immediately following the consummation of the Reverse Recapitalization were as follows:

Number of
shares
Baird Medical Investment Holdings Limited’s ordinary shares outstanding at December 31, 2023	29,411,765
Baird Medical Investment Holdings Limited’s ordinary shares outstanding prior to the Reverse Recapitalization	29,411,765

Conversion of original Baird Medical Investment Holdings Limited Shareholders ordinary shares	20,588,236
Conversion of SPAC Sponsor ordinary shares	4,400,000
Conversion of Working capital loan ordinary shares	278,406
Conversion of Public Shareholders ordinary shares	288,454
Total number of ordinary shares as of closing of the Reverse Recapitalization	25,555,096
Total number of Series A convertible preferred shares as of closing of PIPE transactions	290,000

Supplemental cash related information about Reverse Recapitalization and PIPE financing:

For the year
ended
December 31,
2024
Cash held by ExcelFin and cash related to ExcelFin trust account	$9,238,626
Less redemptions	(6,043,240)
Cash related to trust account, net of redemptions	3,195,386
Less cash paid associated with transaction costs allocated to Reverse Recapitalization	(3,116,936)
Less cash paid on behalf of the Company for professional expenses	(78,450)
Proceeds from PIPE financing – Grand Fortune Capital, LLC	2,900,000
Less cash payment associated with transaction costs allocated to PIPE	(2,900,000)
Net contributions from Reverse Recapitalization and PIPE financing	$—